30. RELATED PARTY TRANSACTIONS (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Dividends receivable	R$ 188	R$ 186
Light [member]
Disclosure of transactions between related parties [line items]
Dividends receivable	71	73
Alianca geracao [member]
Disclosure of transactions between related parties [line items]
Dividends receivable	114	103
Others [member]
Disclosure of transactions between related parties [line items]
Dividends receivable	R$ 3	R$ 10